Loans - Schedule of ACL by Portfolio Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Residential real estate:
Beginning balance	$ 2,170	$ 2,127
Provision for (recovery of) credit losses on loans	237	39
Loans charged off	(150)
Recoveries		7
Credit Losses for Unfunded Liabilities		(3)
Ending balance	2,257	2,170
One-to four-family [Member]
Residential real estate:
Beginning balance	1,690	1,661
Provision for (recovery of) credit losses on loans	194	29
Loans charged off	(150)
Recoveries
Credit Losses for Unfunded Liabilities
Ending balance	1,734	1,690
Multi-family [Member]
Residential real estate:
Beginning balance	86	100
Provision for (recovery of) credit losses on loans	11	(14)
Loans charged off
Recoveries
Credit Losses for Unfunded Liabilities
Ending balance	97	86
Construction [Member]
Residential real estate:
Beginning balance	70	122
Provision for (recovery of) credit losses on loans	(32)	(49)
Loans charged off
Recoveries
Credit Losses for Unfunded Liabilities		(3)
Ending balance	38	70
Land [Member]
Residential real estate:
Beginning balance	24	28
Provision for (recovery of) credit losses on loans	47	(4)
Loans charged off
Recoveries
Credit Losses for Unfunded Liabilities
Ending balance	71	24
Farm [Member]
Residential real estate:
Beginning balance	16	4
Provision for (recovery of) credit losses on loans	(7)	12
Loans charged off
Recoveries
Credit Losses for Unfunded Liabilities
Ending balance	9	16
Nonresidential real estate [Member]
Residential real estate:
Beginning balance	230	192
Provision for (recovery of) credit losses on loans	3	38
Loans charged off
Recoveries
Credit Losses for Unfunded Liabilities
Ending balance	233	230
Commercial and industrial [Member]
Residential real estate:
Beginning balance	7	3
Provision for (recovery of) credit losses on loans	(4)	4
Loans charged off
Recoveries
Credit Losses for Unfunded Liabilities
Ending balance	3	7
Loans on deposits [Member]
Residential real estate:
Beginning balance
Provision for (recovery of) credit losses on loans
Loans charged off
Recoveries
Credit Losses for Unfunded Liabilities
Ending balance
Home Equity [Member]
Residential real estate:
Beginning balance	36	14
Provision for (recovery of) credit losses on loans	26	15
Loans charged off
Recoveries		7
Credit Losses for Unfunded Liabilities
Ending balance	62	36
Automobile [Member]
Residential real estate:
Beginning balance	1
Provision for (recovery of) credit losses on loans		1
Loans charged off
Recoveries
Credit Losses for Unfunded Liabilities
Ending balance	1	1
Unsecured [Member]
Residential real estate:
Beginning balance	10	3
Provision for (recovery of) credit losses on loans	(1)	7
Loans charged off
Recoveries
Credit Losses for Unfunded Liabilities
Ending balance	$ 9	$ 10